Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Central Index Key	dei_EntityCentralIndexKey	0000857490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	26
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	80
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	141
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	318
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 23, 1991
2005	rr_AnnualReturn2005	6.83%
2006	rr_AnnualReturn2006	14.96%
2007	rr_AnnualReturn2007	8.36%
2008	rr_AnnualReturn2008	(22.57%)
2009	rr_AnnualReturn2009	22.90%
2010	rr_AnnualReturn2010	11.02%
2011	rr_AnnualReturn2011	3.70%
2012	rr_AnnualReturn2012	12.56%
2013	rr_AnnualReturn2013	19.88%
2014	rr_AnnualReturn2014	9.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.86%)
One Year	rr_AverageAnnualReturnYear01	9.84%
Five Years	rr_AverageAnnualReturnYear05	11.28%
Ten Years	rr_AverageAnnualReturnYear10	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1991
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 03, 2002
2005	rr_AnnualReturn2005	7.68%
2006	rr_AnnualReturn2006	11.63%
2007	rr_AnnualReturn2007	12.48%
2008	rr_AnnualReturn2008	(30.36%)
2009	rr_AnnualReturn2009	34.30%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(0.93%)
2012	rr_AnnualReturn2012	15.47%
2013	rr_AnnualReturn2013	38.48%
2014	rr_AnnualReturn2014	18.43%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
One Year	rr_AverageAnnualReturnYear01	18.43%
Five Years	rr_AverageAnnualReturnYear05	16.23%
Ten Years	rr_AverageAnnualReturnYear10	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2002
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 19, 2011
2012	rr_AnnualReturn2012	9.25%
2013	rr_AnnualReturn2013	9.06%
2014	rr_AnnualReturn2014	6.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.97%)
One Year	rr_AverageAnnualReturnYear01	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2011
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.31%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 08, 1999
2005	rr_AnnualReturn2005	7.61%
2006	rr_AnnualReturn2006	18.88%
2007	rr_AnnualReturn2007	3.93%
2008	rr_AnnualReturn2008	(36.14%)
2009	rr_AnnualReturn2009	26.92%
2010	rr_AnnualReturn2010	9.33%
2011	rr_AnnualReturn2011	3.92%
2012	rr_AnnualReturn2012	16.50%
2013	rr_AnnualReturn2013	29.40%
2014	rr_AnnualReturn2014	9.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.07%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.32%)
One Year	rr_AverageAnnualReturnYear01	9.83%
Five Years	rr_AverageAnnualReturnYear05	13.47%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.32%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	33
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	103
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	180
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	406
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 1993
2005	rr_AnnualReturn2005	4.14%
2006	rr_AnnualReturn2006	20.70%
2007	rr_AnnualReturn2007	4.53%
2008	rr_AnnualReturn2008	(30.91%)
2009	rr_AnnualReturn2009	16.77%
2010	rr_AnnualReturn2010	14.71%
2011	rr_AnnualReturn2011	10.27%
2012	rr_AnnualReturn2012	13.40%
2013	rr_AnnualReturn2013	30.04%
2014	rr_AnnualReturn2014	11.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.99%)
One Year	rr_AverageAnnualReturnYear01	11.41%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 1993
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 29, 1991
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	15.71%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(36.93%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	1.93%
2012	rr_AnnualReturn2012	15.86%
2013	rr_AnnualReturn2013	32.18%
2014	rr_AnnualReturn2014	13.51%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
One Year	rr_AverageAnnualReturnYear01	13.51%
Five Years	rr_AverageAnnualReturnYear05	15.28%
Ten Years	rr_AverageAnnualReturnYear10	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.43%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	44
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	138
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	241
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	542
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 1993
2005	rr_AnnualReturn2005	11.49%
2006	rr_AnnualReturn2006	1.91%
2007	rr_AnnualReturn2007	10.22%
2008	rr_AnnualReturn2008	(37.72%)
2009	rr_AnnualReturn2009	35.05%
2010	rr_AnnualReturn2010	11.81%
2011	rr_AnnualReturn2011	(0.84%)
2012	rr_AnnualReturn2012	18.43%
2013	rr_AnnualReturn2013	35.28%
2014	rr_AnnualReturn2014	13.79%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
One Year	rr_AverageAnnualReturnYear01	13.79%
Five Years	rr_AverageAnnualReturnYear05	15.11%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 1993
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1996
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	8.27%
2007	rr_AnnualReturn2007	1.95%
2008	rr_AnnualReturn2008	(21.95%)
2009	rr_AnnualReturn2009	38.85%
2010	rr_AnnualReturn2010	12.10%
2011	rr_AnnualReturn2011	6.93%
2012	rr_AnnualReturn2012	14.30%
2013	rr_AnnualReturn2013	4.35%
2014	rr_AnnualReturn2014	4.40%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.60%)
One Year	rr_AverageAnnualReturnYear01	4.40%
Five Years	rr_AverageAnnualReturnYear05	8.34%
Ten Years	rr_AverageAnnualReturnYear10	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1996
International Portfolio | International Portfolio - International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	47
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	148
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	258
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1994
2005	rr_AnnualReturn2005	16.31%
2006	rr_AnnualReturn2006	26.75%
2007	rr_AnnualReturn2007	17.41%
2008	rr_AnnualReturn2008	(44.87%)
2009	rr_AnnualReturn2009	42.57%
2010	rr_AnnualReturn2010	15.79%
2011	rr_AnnualReturn2011	(13.54%)
2012	rr_AnnualReturn2012	20.14%
2013	rr_AnnualReturn2013	23.26%
2014	rr_AnnualReturn2014	(6.05%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.31%)
One Year	rr_AverageAnnualReturnYear01	(6.05%)
Five Years	rr_AverageAnnualReturnYear05	6.85%
Ten Years	rr_AverageAnnualReturnYear10	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1994
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.24%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	25
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	77
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	135
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	306
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 09, 1999
2005	rr_AnnualReturn2005	13.97%
2006	rr_AnnualReturn2006	13.75%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(41.81%)
2009	rr_AnnualReturn2009	40.37%
2010	rr_AnnualReturn2010	25.37%
2011	rr_AnnualReturn2011	(2.04%)
2012	rr_AnnualReturn2012	15.82%
2013	rr_AnnualReturn2013	34.93%
2014	rr_AnnualReturn2014	13.59%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
One Year	rr_AverageAnnualReturnYear01	13.59%
Five Years	rr_AverageAnnualReturnYear05	16.87%
Ten Years	rr_AverageAnnualReturnYear10	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 1999
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 19, 2011
2012	rr_AnnualReturn2012	11.84%
2013	rr_AnnualReturn2013	15.02%
2014	rr_AnnualReturn2014	7.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.52%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.82%)
One Year	rr_AverageAnnualReturnYear01	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2011
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[2]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 1991
2005	rr_AnnualReturn2005	3.17%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	2.83%
2009	rr_AnnualReturn2009	0.62%
2010	rr_AnnualReturn2010	0.23%
2011	rr_AnnualReturn2011	0.17%
2012	rr_AnnualReturn2012	0.14%
2013	rr_AnnualReturn2013	0.11%
2014	rr_AnnualReturn2014	0.10%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.02%
One Year	rr_AverageAnnualReturnYear01	0.10%
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.27%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	28
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	87
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	152
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	343
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 09, 1999
2005	rr_AnnualReturn2005	11.83%
2006	rr_AnnualReturn2006	34.93%
2007	rr_AnnualReturn2007	(16.60%)
2008	rr_AnnualReturn2008	(37.25%)
2009	rr_AnnualReturn2009	29.14%
2010	rr_AnnualReturn2010	28.25%
2011	rr_AnnualReturn2011	8.44%
2012	rr_AnnualReturn2012	17.46%
2013	rr_AnnualReturn2013	2.33%
2014	rr_AnnualReturn2014	30.11%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.45%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.26%)
One Year	rr_AverageAnnualReturnYear01	30.11%
Five Years	rr_AverageAnnualReturnYear05	16.81%
Ten Years	rr_AverageAnnualReturnYear10	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 08, 1999
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	(3.45%)
2009	rr_AnnualReturn2009	13.86%
2010	rr_AnnualReturn2010	5.22%
2011	rr_AnnualReturn2011	2.02%
2012	rr_AnnualReturn2012	4.42%
2013	rr_AnnualReturn2013	1.08%
2014	rr_AnnualReturn2014	1.76%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.98%)
One Year	rr_AverageAnnualReturnYear01	1.76%
Five Years	rr_AverageAnnualReturnYear05	2.88%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1996
2005	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	10.21%
2007	rr_AnnualReturn2007	3.77%
2008	rr_AnnualReturn2008	(39.47%)
2009	rr_AnnualReturn2009	39.38%
2010	rr_AnnualReturn2010	31.79%
2011	rr_AnnualReturn2011	1.36%
2012	rr_AnnualReturn2012	14.65%
2013	rr_AnnualReturn2013	46.54%
2014	rr_AnnualReturn2014	3.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
One Year	rr_AverageAnnualReturnYear01	3.38%
Five Years	rr_AverageAnnualReturnYear05	18.33%
Ten Years	rr_AverageAnnualReturnYear10	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 29, 1991
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	4.40%
2007	rr_AnnualReturn2007	6.89%
2008	rr_AnnualReturn2008	5.23%
2009	rr_AnnualReturn2009	5.94%
2010	rr_AnnualReturn2010	6.50%
2011	rr_AnnualReturn2011	7.65%
2012	rr_AnnualReturn2012	4.02%
2013	rr_AnnualReturn2013	(2.29%)
2014	rr_AnnualReturn2014	5.89%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05	4.29%
Ten Years	rr_AverageAnnualReturnYear10	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 1991
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 08, 2003
2005	rr_AnnualReturn2005	6.13%
2006	rr_AnnualReturn2006	15.52%
2007	rr_AnnualReturn2007	5.16%
2008	rr_AnnualReturn2008	(37.28%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	0.83%
2012	rr_AnnualReturn2012	16.33%
2013	rr_AnnualReturn2013	33.28%
2014	rr_AnnualReturn2014	12.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
One Year	rr_AverageAnnualReturnYear01	12.29%
Five Years	rr_AverageAnnualReturnYear05	15.50%
Ten Years	rr_AverageAnnualReturnYear10	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2003
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	0.06%
Ten Years	rr_AverageAnnualReturnYear10	1.46%
Barclays U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Corporate High Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.45%
Five Years	rr_AverageAnnualReturnYear05	9.03%
Ten Years	rr_AverageAnnualReturnYear10	7.74%
Barclays U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.95%
Five Years	rr_AverageAnnualReturnYear05	3.42%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05	15.81%
Ten Years	rr_AverageAnnualReturnYear10	8.49%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.05%
Five Years	rr_AverageAnnualReturnYear05	17.27%
Ten Years	rr_AverageAnnualReturnYear10	9.37%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.36%
Five Years	rr_AverageAnnualReturnYear05	12.16%
Ten Years	rr_AverageAnnualReturnYear10	6.99%
MSCI ACWI ex USA Index | International Portfolio | International Portfolio - International Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.44%)
Five Years	rr_AverageAnnualReturnYear05	4.89%
Ten Years	rr_AverageAnnualReturnYear10	5.59%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.15%
Five Years	rr_AverageAnnualReturnYear05	13.29%
Ten Years	rr_AverageAnnualReturnYear10	6.54%
Variable Insurance Money Market Funds Average | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.02%)
Five Years	rr_AverageAnnualReturnYear05	(0.01%)
Ten Years	rr_AverageAnnualReturnYear10	1.42%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	17.10%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.39%
Five Years	rr_AverageAnnualReturnYear05	17.21%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.46%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.46%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	none
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	7.88%
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	8.35%
Barclays U.S. Aggregate Float Adjusted Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Spliced Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced International Index | International Portfolio | International Portfolio - International Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.87%)
Five Years	rr_AverageAnnualReturnYear05	3.85%
Ten Years	rr_AverageAnnualReturnYear10	3.70%
Conservative Allocation Composite Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Moderate Allocation Composite Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Since Inception	rr_AverageAnnualReturnSinceInception	20.74%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
CRSP US Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.83%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
High-Yield Corporate Composite Index | High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.34%
Five Years	rr_AverageAnnualReturnYear05	8.47%
Ten Years	rr_AverageAnnualReturnYear10	none
[1]	Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.
[2]	Vanguard and the Portfolio's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the temporary expense limitation at any time.